ROBIN S. YONIS
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com

September 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Funds (File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This Post-Effective Amendment is filed for the purpose of adding two new funds to Pacific Funds: PF Lazard Mid-Cap Value Fund and PF Van Kampen Real Estate Fund. As the facing sheet indicates, this Post-Effective Amendment is scheduled to become effective in 75 (seventy-five) days.

The financial highlights and other numbers to be updated will be provided by amendment, which will be filed prior to the effective date.

No fees are required in connection with this filing. Please call me at the above number or Douglas P. Dick at (949) 442-6060 with any questions or comments regarding the attached.

Sincerely,

/s/ Robin S. Yonis

cc: Douglas P. Dick, Esq., Dechert LLP (w/attachment)

PACIFIC FUNDS
700 Newport Center Drive, Newport Beach, California 92660-6397 Tel (800) 722-2333
Securities Offered Through Pacific Select Distributors, Inc., Member, NASD & SIPC